Risks and Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks and Concentration (Details) [Line Items]
Cash deposited (in Dollars)	$ 22,130	$ 22,600
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	30.00%	26.00%	26.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Jimei University [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	21.00%	18.00%	17.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Guangzhou Xingjinhui Trade Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	18.00%	20.00%	29.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	16.00%
PRC [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	1.70%	9.24%